Stockholder’s Equity (Details Narrative)		12 Months Ended
	Sep. 08, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Integer $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 22, 2022 shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000	100,000,000	101,000,000	13,333,333
Preferred stock, shares authorized		1,000,000	1,000,000		1,000,000
Preferred stock, no par value | $ / shares		$ 0	$ 0		$ 0
Number of directors entitled to elect by Series F holders | Integer		4
Number of directors | Integer		7
Minimum [Member]
Class of Stock [Line Items]
Aggregate consideration | $		$ 1,000,000
Gresham Worldwide Inc [Member]
Class of Stock [Line Items]
Aggregate consideration | $	$ 8,200,000
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		250,000
Preferred stock, shares issued		0
Preferred stock, shares outstanding		0
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		520	520		520
Preferred stock, shares issued	514.8	514.8	514.8		514.8
Preferred stock, shares outstanding		514.8	514.8		514.8
Preferred stock, liquidation preference par value | $ / shares		$ 25,000
Preferred stock, liquidation preference | $	$ 12,870,140	$ 12,870,000	$ 12,870,000
Conversion price per share | $ / shares		$ 3.25
Indebtedness in excess of amount per individual transaction | $		$ 1,000,000
Aggregate indebtedness amount | $		2,500,000
Maximum common stock limit for eligibility of preemptive participation rights | $		$ 25,000,000
Minimum percentage of common stock, beneficially own by holders		50.00%
Series F Preferred Stock [Member] | Gresham Worldwide Inc [Member]
Class of Stock [Line Items]
Number of shares issued	514.8
Series F Preferred Stock [Member] | BitNile [Member] | Gresham Worldwide Inc [Member]
Class of Stock [Line Items]
Number of shares issued	514.8